Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-5795 - PremierSolutions (Standard - Series A)
333-72042	HV-7969 - PremierSolutions (State of Iowa Retirement Investors Club 403(b))

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-5795 - PremierSolutions (Standard - Series A)
333-72042	HV-7969 - PremierSolutions (State of Iowa Retirement Investors Club 403(b))

Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

FUND NAME CHANGE

Effective October 5, 2009, the following fund was renamed as listed below:

Old Name	New Name

Legg Mason Partners Aggressive Growth Fund — Class A	Legg Mason ClearBridge Aggressive Growth Fund — Class A

As a result of the change, all references to the Old Name in your prospectus are deleted and replaced with the New Name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.